    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 1997


                                                          REGISTRATION N.2-30771
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-3
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 [ ]  PRE-EFFECTIVE AMENDMENT NO.


                 [X]  POST-EFFECTIVE AMENDMENT NO. 40


                                     AND/OR

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


              [X]  AMENDMENT NO. 40


                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A
                           (Exact Name of Registrant)

     AMERICAN FIDELITY ASSURANCE COMPANY
         (Name of Insurance Company)

             2000 CLASSEN CENTER
           OKLAHOMA CITY, OKLAHOMA                                73106
       (Address of Insurance Company's                          (Zip Code)
         Principal Executive Offices)

    Insurance Company's Telephone Number, Including Area Code (405) 523-2000

              STEPHEN P. GARRETT                                Copies to:
            SENIOR VICE PRESIDENT                         THEODORE M. ELAM, ESQ.
          LAW AND GOVERNMENT AFFAIRS                     CONNIE S. STAMETS, ESQ.
     AMERICAN FIDELITY ASSURANCE COMPANY                      MCAFEE & TAFT
             2000 CLASSEN CENTER                        A PROFESSIONAL CORPORATION
        OKLAHOMA CITY, OKLAHOMA 73106                  211 N. ROBINSON, 10TH FLOOR
   (Name and Address of Agent for Service)            OKLAHOMA CITY, OKLAHOMA 73102

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [X] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2) of rule 485

     If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     An indefinite amount of securities has been registered hereunder pursuant to Rule 24f-2(a)(1) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(A)

ITEM
NO.                           ITEM                                    LOCATION IN PROSPECTUS
----                          ----                                    ----------------------
  1    Cover Page.........................................  Cover Page
  2    Definitions........................................  "Definitions"
  3    Synopsis...........................................  "Fee Table"; "Participant Questions"
  4    Condensed Financial Information....................  "Condensed Financial Information"
  5    General Description of Registrant and the Insurance
         Company..........................................  "General Description of the Fund and the
                                                              Company"
  6    Management.........................................  "Management of the Fund"
  7    Deductions and Expenses............................  "Deductions and Expenses"
  8    General Description of Variable Annuity
         Contracts........................................  "General Description of Variable Annuity
                                                              Contracts"
  9    Annuity Period.....................................  "Annuity Period"
 10    Death Benefit......................................  "Death Benefit"
 11    Purchases and Contract Value.......................  "Purchases and Contract Value"
 12    Redemptions........................................  "Redemptions"
 13    Taxes..............................................  "Federal Tax Matters"
 14    Legal Proceedings..................................  "Legal Proceedings"
 15    Table of Contents of the Statement of Additional
         Information......................................  "Contents of Statement of Additional
                                                              Information"

        Parts A and B as they appear in the registrant's Post-Effective Amendment No. 39 to Registration Statement on Form N-3 are not amended by this Post-Effective Amendment No. 40 thereto and are incorporated herein by reference.

                                     PART C

                               OTHER INFORMATION

ITEM 28 -- FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

     The Fund's financial statements as of and for the six months ended June 30, 1996 are incorporated herein by reference to its 1996 semiannual report to Contract Owners. Other information in such report is not incorporated by this reference and is not a part of the Registration Statement.

     The following financial statements are included in Item 27 of Part B of the Registration Statement:

AMERICAN FIDELITY VARIABLE ANNUITY FUND A

     Independent Auditors' Report

     Statements of Assets and Liabilities as of December 31, 1995 and 1994

     Statements of Operations for the Years Ended December 31, 1995 and 1994

     Statements of Changes in Net Assets for the Years Ended December 31, 1995 and 1994

     Schedule of Portfolio Investments as of December 31, 1995

     Financial Highlights for the Five Years Ended December 31, 1995

     Notes to Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES

     Independent Auditors' Report

     Consolidated Balance Sheets as of December 31, 1995 and 1994

     Consolidated Statements of Income for the Years Ended December 31, 1995, 1994 and 1993

     Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 1995, 1994 and 1993

     Consolidated Statements of Cash Flows for the Years Ended December 31, 1995, 1994 and 1993

     Notes to Consolidated Financial Statements

     (b) Exhibits

  EXHIBIT
   NUMBER
  -------
      1      -- Resolution adopted by the Board of Directors of the
                Company on May 7, 1968, authorizing establishment of the
                Fund. Incorporated by reference to Exhibit 1 to
                Registrant's original filing on Form N-8B-1 and Form S-5.
      2      -- Rules and Regulations of the Registrant adopted September
                3, 1968, and all amendments through April 23, 1986.
                Incorporated by reference to Exhibit 2 to Post-Effective
                Amendment No. 33 to Form N-3 filed March 1, 1993.
      3      -- Corporate Custodial Agreement dated December 19, 1994,
                between the Registrant and Boatmen's Trust Company, an
                Oklahoma Trust Company. Incorporated by reference to
                Exhibit 3 to Post-Effective Amendment No. 37 to Form N-3
                filed September 20, 1995.

      4.1     -- Management and Investment Advisory Contract between the Registrant and the Company dated May 1, 1973, as amended by Amendment dated September 1, 1995. Incorporated by reference to Exhibit 4.1 to Post-Effective Amendment No. 33 to Form N-3 filed March 1,
                 1993 and Exhibit 4.1.1 to Post-Effective Amendment No. 37 to Form N-3 filed September
                 20, 1995.
      4.2     -- Investment Sub-Advisory Agreement between the Company and Lawrence W. Kelly &
                 Associates, Inc. dated June 26, 1995. Incorporated by reference to Exhibit 4.3 to
                 Post-Effective Amendment No. 37 to Form N-3 filed September 20, 1995.
      4.3     -- Investment Sub-Advisory Agreement between the Company and Todd Investment Advisors,
                 Inc. dated June 26, 1995. Incorporated by reference to Exhibit 4.4 to Post-Effective
                 Amendment No. 37 to Form N-3 filed September 20, 1995.
      5       -- Underwriting Contract between the Registrant and American Fidelity Securities, Inc.,
                 dated December 20, 1972. Incorporated by reference to Exhibit 5 to Post-Effective
                 Amendment No. 33 to Form N-3 filed March 1, 1993.
      6       -- Form of Variable Annuity Contract and Amendment Rider (Investment Management Charge).
                 Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 27 to Form N-3
                 filed April 30, 1987 and Exhibit 6.1 to Post-Effective Amendment No. 38 to Form N-3
                 filed April 26, 1996.
      7       -- Form of Variable Annuity Application. Incorporated by reference to Exhibit 7 to
                 Post-Effective Amendment No. 27 to Form N-3 filed April 30, 1987.
      8.1     -- Articles of Incorporation of the Company and all amendments through November 4, 1987.
                 Incorporated by reference to Exhibit 8.1 to Post-Effective Amendment No. 33 to Form N-3
                 filed March 1, 1993.
      8.2     -- Bylaws of the Company and all amendments through April 4, 1990. Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 33 to Form N-3 filed March 1,
                 1993.
      9       -- Not applicable.
     10       -- Not applicable.
     11       -- Not applicable.
     12       -- Opinion and Consent of Counsel. Incorporated by reference to Exhibit 12 to Post-
                 Effective Amendment No. 38 to Form N-3 filed April 26, 1996.
     13       -- Independent Auditors' Consent. Incorporated by reference to Exhibit 13 to Post-
                 Effective Amendment No. 39 to Form N-3 filed December 11, 1996.
     14       -- Not applicable.
     15       -- Not applicable.
     16       -- Schedule for computation of performance quotation provided in Item 25. Incorporated by reference to Exhbit 16 to Post-Effective Amendment No. 39 to Form N-3 filed December
                 11, 1996.
     17       -- Financial Data Schedule. Incorporated by reference to Exhibit 17 to Post-Effective
                 Amendment No. 39 to Form N-3 filed December 11, 1996.
     24       -- Power of Attorney. Incorporated by reference to Exhibit 24 to Post-Effective Amendment
                 No. 39 to Form N-3 filed December 11, 1996.

ITEM 29 -- DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

                                                                   POSITIONS AND
                                     POSITIONS AND OFFICES          OFFICES WITH
     NAME AND PRINCIPAL             WITH INSURANCE COMPANY           REGISTRANT
      BUSINESS ADDRESS              ----------------------         -------------
Lynda L. Cameron              Director                             None
  2000 Classen Center
  Oklahoma City, OK
William M. Cameron            Vice Chairman and Chief Executive    None
  2000 Classen Center         Officer, Director
  Oklahoma City, OK
David R. Carpenter            Senior Vice President, Treasurer     None
  2000 Classen Center
  Oklahoma City, OK
William E. Durrett            Chairman of the Board, Director      None
  2000 Classen Center
  Oklahoma City, OK
Stephen P. Garrett            Senior Vice President, Secretary     None
  2000 Classen Center
  Oklahoma City, OK
Edward C. Joullian, III       Director                             Manager
  2000 Classen Center
  Oklahoma City, OK
Kenneth D. Klehm              Senior Vice President                None
  2000 Classen Center
  Oklahoma City, OK
Alfred L. Litchenburg         Senior Vice President                None
  2000 Classen Center
  Oklahoma City, OK
John W. Rex                   President, Chief Operating Officer,  Manager and
  2000 Classen Center         Director                             Chairman of
  Oklahoma City, OK                                                the Board
Galen P. Robbins, M.D.        Director                             None
  3433 N.W. 56th
  Oklahoma City, OK
John D. Smith                 Director                             None
  P.O. Box 18832
  Atlanta, GA

ITEM 30 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

** CAMERON ENTERPRISES, A LIMITED PARTNERSHIP (CELP) - OK CHART

                        73-1267299


CELP Ltd. Agency, Inc.-OK
100%
73-1369092

         North American
         Ins. Agency, Inc.
         (NAIA) - OK
         79.97%
         73-0687265

                               Shade Works, LLC - OK      Agar Ins. Agency, Inc. - OK
                               33.33%                     94.5%
                               73-1475654                 73-0675989

         National Ins. Marketers
         Agency, Inc. - OK
         100%
         73-1437538

American Fidelity Corp.
(AFC) - NV
91.47%
73-0966202

         Market Place Realty   American Mortgage
         Corp. (MPRC) - OK     & Investment Co.
         100%                  (AMICO) - OK
         73-1160212            80%
                               73-1232134

                                            Holiday Mortgage Corp. - OK
                                            95%
                                            73-1284635

         Cimarron Investment   *American Fidelity
         Co., Inc. - KS         Credit Corp. (AFCC)
         100%                   100% - KS
         48-0759023             NAIC #20400
                                48-089493

         Shade Works, LLC      *American Fidelity
         16.67% - OK           Assurance CO. (AFA) - OK
         73-1475634            100%
                               73-0714500
                               NAIC #60410

                                            *Security General Life        American Fidelity       American Fidelity Ltd.
                                            Ins. Co. (SGL) - OK           Securities, Inc.        Agency, Inc. (AFLA) - OK
                                            100%                          (AFS) - OK              100%
                                            73-0741925                    100%                    73-1352430
                                            NAIC #68691                   73-0783902

                                                                                                          American Fidelity General
                                                                                                          Agency, Inc. (AFGA) - OK
                                                                                                          100%
                                                                                                          73-1352431

                                            Balliet's, Inc.               Apple Creek             American Fidelity
                                            75% - OK                      Apartments, Inc.        Property Co. - OK
                                            73-0761950                    100% - OK               (AFPC) - 100%
                                                                          73-1408485              73-1290496

                                                                                                          Home Rentals, Inc.
                                                                                                          100% - OK
                                                                                                          73-1364226

         American Fidelity
         International Holdings, Inc.
         100% - OK
         73-1421879

                               American Fidelity             American Fidelity
                               Offshore Investments., LTD    Care, LLC - OK
                               Bermuda - 100%                33%
                               Reg. #EC20754                 73-1424864

                               ***American Fidelity
                               (Cypress) Limited  - Cypress
                               99%

                                             Arussco, Inc.     ***Soyusnik
                                             (L.C.) - OK       Insurance Co.
                                             Three Units       Russian
                                             73-1438822        Federation - 34%


*        Insurance Company
**       A Limited Partnership
***      No tax or registration numbers


Note: All of the above organizations are corporations that have the word Company, Inc., or Corp. The above organizations which have the letters L.L.C. or L.C. are limited liability companies.

     The Company's insurance company subsidiaries file with various state insurance departments separate financial statements prepared according to the practices prescribed or permitted by applicable state insurance laws and regulations. Separate financial statements of the Company's broker-dealer subsidiary, American Fidelity Securities, Inc., are prepared in accordance with generally accepted accounting principles and filed with the Securities and Exchange Commission.

     The subsidiaries of the Company reflected in the preceding table are included in the consolidated financial statements of the Company, and the Company and its consolidated subsidiaries are included in the consolidated financial statements of American Fidelity Corporation in accordance with generally accepted accounting principles.

ITEM 31 -- NUMBER OF CONTRACT OWNERS

     As of March 29, 1996 there were 1,538 Contract Owners of qualified contracts offered by the Registrant.

ITEM 32 -- INDEMNIFICATION

     Section 3 of the underwriting agreement provides that the Company will indemnify the Fund and its managers and its officers and employees, if any, from any failure by the underwriter to comply with any state or federal laws and Registrant agrees to indemnify the underwriter from any liability arising out of the registration statement. The Board of Directors of the Company adopted a resolution on May 7, 1968, indemnifying the Board of Managers of the Fund. The Company has undertaken to reimburse the Board of Managers for all legal and other expenses reasonably incurred in defense of any claims or liabilities to which the Board may become subject in the exercise of its duties and responsibilities to the Fund. No indemnification or reimbursement will be made in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duties. Additionally, the Board of Managers of the Fund is included in the Company's comprehensive dishonesty, disappearance and destruction policy, commonly known as a blanket bond.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In accordance with Section 17(h) of the Investment Company Act of 1940, the members of the Board of Managers of Registrant do hereby waive any provision for indemnification to the extent such provision violates Section 17(h). The Board of Managers agree that indemnification is precluded for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") unless (1) there is a final decision on the merits by a court or other body before whom the proceeding was brought; (2) the person to be indemnified was not liable by reason of disabling conduct by the vote of a majority of a quorum of directors who are neither "interested persons" of the Registrant nor parties to the proceeding; or (3) a determination by an independent legal counsel in a written opinion.

ITEM 33 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     American Fidelity Assurance Company is primarily engaged in writing life, accident and health and annuity business. The officers and directors of the Company are employed by the Company except for the following:

     1. Lynda L. Cameron, a director of the Company, is President of Cameron Arabian, Inc. and Cameron Equestrian Centers, Inc., 14150 South Air Depot Blvd., Edmond, Oklahoma 73034.

     2. Edward C. Joullian, III, a director of the Company, is Chairman of the Board of Directors and Chief Executive Officer of Mustang Fuel Corporation, 2000 N. Classen, Suite 800 East, Oklahoma City, Oklahoma 73106.

     3. Galen P. Robbins, M.D., a director of the Company, is a physician and a director of Cardiovascular Clinic, 3433 N.W. 56th Street, Suite 400, Oklahoma City, Oklahoma 73112.

     4. John D. Smith, a director of the Company, is President of John D. Smith Developments, Inc., a real estate development company, 3400 Peach Tree Road, Suite 831, Atlanta, Georgia 30326.

     A description of the other investment advisory activities of the Sub-Advisors is included in the Prospectus under "Management of the Fund." Lawrence W. Kelly and Janice M. Kelly are the sole shareholders and directors of Lawrence W. Kelly & Associates, Inc. The officers of Kelly and the positions they have held since January 1, 1994 or earlier are as follows:

                NAME                                  POSITIONS
                ----                                  ---------
Lawrence W. Kelly...................  Chairman, Chief Executive Officer and
                                        Treasurer
Nicholas J. Welsh...................  Senior Vice President (1996-present); Vice
                                        President (1995-1996); Associate, Dean
                                        Witter Reynolds, Inc. (1988-1995)
Maria Alejandra Tescher.............  Vice President -- Senior Trader &
                                        Operations Manager
Janice M. Kelly.....................  Secretary

     Todd Investment Advisers, Inc. is a wholly-owned subsidiary of Stifel Asset Management Corp. ("SAMC"), which is a wholly-owned subsidiary of Stifel Financial Corporation ("SFC"). The address of both SAMC and SFC is 500 North Broadway, St. Louis, Missouri 63102. Stifel, Nicolaus & Company ("Stifel"), a registered broker-dealer and investment advisor, is another wholly-owned subsidiary of SFC. Todd Investment is managed by the following persons, who have held the positions indicated since January 1, 1994 or earlier:

                NAME                                  POSITIONS
                ----                                  ---------
Bosworth M. Todd....................  Chairman and President; Director, First
                                        Capital Bank of Kentucky (1996-present);
                                        Director of SAMC
Robert P. Bordogna..................  Executive Vice President; Director of SAMC
George Herbert Walker, III..........  Chairman of SFC and SAMC
Robert B. Cregor, Jr................  Executive Vice President
Sam C. Ellington....................  Vice President (1996-present); Vice
                                        President, PNC Bank, Louisville,
                                        Kentucky (1993-1996)
Curtiss M. Scott, Jr................  Vice President (1996-present); Partner and
                                        Managing Director, Executive Investment
                                        Advisors, Inc. (1993-1996)
Margaret C. Bell....................  Vice President of Marketing

     Directors of Todd Investment are also employees of Stifel.

ITEM 34 -- PRINCIPAL UNDERWRITERS

     (a) American Fidelity Securities, Inc. is the sole underwriter for the Fund. The Fund is the only company for which it acts as underwriter, depositor, sponsor or investment advisor.

     (b) Director and officer information for American Fidelity Securities, Inc. is as follows:

      NAME AND PRINCIPAL                POSITIONS AND OFFICES            POSITIONS AND
       BUSINESS ADDRESS                    WITH UNDERWRITER            OFFICES WITH FUND
      ------------------                ---------------------          -----------------
William E. Durrett               Director, Chairman of the                   None
P.O. Box 25523                   Board, President and
Oklahoma City, OK 73125          Registered Limited Principal
David R. Carpenter               Director, Senior Vice President,            None
P.O. Box 25523                   Treasurer, Chief Financial
Oklahoma City, OK 73125          Officer and Registered
                                 Limited Principal
Marvin R. Ewy                    Director, Vice President,                   None
P.O. Box 25523                   Secretary, Chief Operations
Oklahoma City, OK 73125          Officer and Registered
                                 Limited Principal
Nancy K. Steeber                 Second Vice President,                      None
P.O. Box 25523                   Operations Officer and
Oklahoma City, OK 73125          Registered Limited Principal

     (c) Information about commissions received by American Fidelity Securities, Inc. in 1995 is as follows:

                         NET
     NAME OF        UNDERWRITING       COMPENSATION
    PRINCIPAL         DISCOUNTS       ON REDEMPTION      BROKERAGE       OTHER
   UNDERWRITER     AND COMMISSIONS   OR ANNUITIZATION   COMMISSIONS   COMPENSATION
   -----------     ---------------   ----------------   -----------   ------------
American Fidelity     $255,986*            -0-              -0-           -0-
Securities, Inc.
---------------
* Equal to 3% fee deducted from premium deposits to the Fund.

ITEM 35 -- LOCATION OF ACCOUNTS AND RECORDS

     All records relating to the Fund required by Section 31(a) of the Investment Company Act of 1940 are kept at:

                              2000 Classen Center
                         Oklahoma City, Oklahoma 73106

ITEM 36 -- MANAGEMENT SERVICES

     See Item 21 -- "Investment Advisory and Other Services" in Part B of this Registration Statement.

ITEM 37 -- UNDERTAKINGS

     The Fund hereby undertakes to:

     (a) file a post-effective amendment, using financial statements of the Fund which need not be certified, within four to six months from the effective date of the Fund's 1933 Act registration statement;

     (b) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (c) include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (d) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     The Company hereby represents that the fees and charges deducted under the Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City, and State of Oklahoma on this 23rd day of January, 1997.


                                           AMERICAN FIDELITY VARIABLE
                                             ANNUITY FUND A (REGISTRANT)


                                           BY     /s/  JOHN W. REX*


                                           ------------------------------------
                                            John W. Rex, Chairman of the Board

                                           AMERICAN FIDELITY ASSURANCE
                                             COMPANY (INSURANCE COMPANY)


                                           BY     /s/  JOHN W. REX*


                                           ------------------------------------
                                                  John W. Rex, President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 23, 1997.



                                                   /s/  JOHN W. REX*


                                           ------------------------------------
                                            John W. Rex, Chairman of the Board

                                              /s/  DANIEL D. ADAMS, JR.

                                           ------------------------------------
                                              Daniel D. Adams, Jr., Manager
                                                and Secretary of the Board


                                                /s/  JEAN G. GUMERSON*


                                           ------------------------------------
                                                Jean G. Gumerson, Manager


                                              /s/  EDWARD C. JOULLIAN, III*

                                           ------------------------------------
                                             Edward C. Joullian, III, Manager


                                                 /s/  GREGORY M. LOVE*


                                           ------------------------------------
                                                 Gregory M. Love, Manager


                                                /s/  J. DEAN ROBERTSON*


                                           ------------------------------------
                                                J. Dean Robertson, Manager


                                              /s/  G. RAINEY WILLIAMS, JR.*


                                           ------------------------------------
                                             G. Rainey Williams, Jr., Manager


                                           *By /s/  DANIEL D. ADAMS, JR.


                                              ----------------------------------

                                           Daniel D. Adams, as attorney in fact

                                 EXHIBIT INDEX


  EXHIBIT
   NUMBER                                                                     PAGE
  -------                                                                     ----
      1      -- Resolution adopted by the Board of Directors of the
                Company on May 7, 1968, authorizing establishment of the
                Fund. Incorporated by reference to Exhibit 1 to
                Registrant's original filing on Form N-8B-1 and Form S-5.
      2      -- Rules and Regulations of the Registrant adopted September
                3, 1968, and all amendments through April 23, 1986.
                Incorporated by reference to Exhibit 2 to Post-Effective
                Amendment No. 33 to Form N-3 filed March 1, 1993.
      3      -- Corporate Custodial Agreement dated December 19, 1994,
                between the Registrant and Boatmen's Trust Company, an
                Oklahoma Trust Company. Incorporated by reference to
                Exhibit 3 to Post-Effective Amendment No. 37 to Form N-3
                filed September 20, 1995.
      4.1    -- Management and Investment Advisory Contract between the
                Registrant and the Company dated May 1, 1973, as amended
                by Amendment dated September 1, 1995. Incorporated by
                reference to Exhibit 4.1 to Post-Effective Amendment No.
                33 to Form N-3 filed March 1, 1993 and Exhibit 4.1.1 to
                Post-Effective Amendment No. 37 to Form N-3 filed
                September 20, 1995.
      4.2    -- Investment Sub-Advisory Agreement between the Company and
                Lawrence W. Kelly & Associates, Inc. dated June 26, 1995.
                Incorporated by reference to Exhibit 4.3 to
                Post-Effective Amendment No. 37 to Form N-3 filed
                September 20, 1995.
      4.3    -- Investment Sub-Advisory Agreement between the Company and
                Todd Investment Advisors, Inc. dated June 26, 1995.
                Incorporated by reference to Exhibit 4.4 to
                Post-Effective Amendment No. 37 to Form N-3 filed
                September 20, 1995.
      5      -- Underwriting Contract between the Registrant and American
                Fidelity Securities, Inc., dated December 20, 1972.
                Incorporated by reference to Exhibit 5 to Post-Effective
                Amendment No. 33 to Form N-3 filed March 1, 1993.
      6      -- Form of Variable Annuity Contract and Amendment Rider
                (Investment Management Charge). Incorporated by reference
                to Exhibit 6 to Post-Effective Amendment No. 27 to Form
                N-3 filed April 30, 1987 and Exhibit 6.1 to
                Post-Effective Amendment No. 38 to Form N-3 filed April
                26, 1996.
      7      -- Form of Variable Annuity Application. Incorporated by
                reference to Exhibit 7 to Post-Effective Amendment No. 27
                to Form N-3 filed April 30, 1987.
      8.1    -- Articles of Incorporation of the Company and all
                amendments through November 4, 1987. Incorporated by
                reference to Exhibit 8.1 to Post-Effective Amendment No.
                33 to Form N-3 filed March 1, 1993.
      8.2    -- Bylaws of the Company and all amendments through April 4,
                1990. Incorporated by reference to Exhibit 8.2 to
                Post-Effective Amendment No. 33 to Form N-3 filed March
                1, 1993.
      9      -- Not applicable.
     10      -- Not applicable.
     11      -- Not applicable.
     12      -- Opinion and Consent of Counsel. Incorporated by reference to Exhibit 12 to Post-Effective Amendment No. 38 to Form
                N-3 filed April 26, 1996.
     13      -- Independent Auditors' Consent. Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 39 to Form
                N-3 filed December 11, 1996.
     14      -- Not applicable.
     15      -- Not applicable.

  EXHIBIT
   NUMBER                                                                     PAGE
  -------                                                                     ----
     16      -- Schedule for computation of performance quotation
                provided in Item 25. Incorporated by reference to Exhbit
                16 to Post-Effective Amendment No. 39 to Form N-3 filed
                December 11, 1996.
     17      -- Financial Data Schedule. Incorporated by reference to
                Exhibit 17 to Post-Effective Amendment No. 39 to Form N-3
                filed December 11, 1996.
     24      -- Power of Attorney. Incorporated by reference to Exhibit
                24 to Post-Effective Amendment No. 39 to Form N-3 filed
                December 11, 1996.